UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

[LOGO OF USAA]
    USAA(R)

                       USAA TAX EXEMPT
                             INTERMEDIATE-TERM Fund

                           [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007

39594-1107                                 (c)2007, USAA.  All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     1

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         42

    Financial Statements                                                      44

    Notes to Financial Statements                                             47

EXPENSE EXAMPLE                                                               57

ADVISORY AGREEMENT                                                            59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                        IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]    INDIVIDUALS AND BUSINESSES COULD INCREASE
                                      AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                       "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         for period ending 9/30/2007                                   in        # funds   # funds
USAA                                                            Morningstar         Overall/       in         in
Fund Name                 Overall   3-Year   5-Year   10-Year   Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****      4        5        5        Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****      5        5        5        Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      312        291        243
                                                                  Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]         [PHOTO OF REGINA G. SHAFER]

CLIFFORD A. GLADSON, CFA               REGINA G. SHAFER, CFA
USAA Investment Management Company     USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your USAA Tax Exempt Intermediate-Term Fund provided a total return of 0.67% versus an average return of 1.20% for the 160 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 1.27% for the Lipper Intermediate Municipal Debt Funds Index and 1.15% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.25%, compared to the Lipper category average of 3.48%.

WHAT WERE THE MARKET CONDITIONS?

         After remaining on hold for most of the period, the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.25% to 4.75% on September 18. The Fed seemed to acknowledge that it had underestimated the economic impact of the housing downturn.

         Although the Fed sets short-term rates, longer-term rates are determined in the credit markets. While volatile over the period, yields on 10-year AAA general obligation (GO) bonds ended slightly higher, rising from 3.79% on April 1, 2007, to 3.85% on September 30, 2007.

         Uncertainty about the value of subprime mortgage securities in August caused a flight to safety into U.S. Treasury securities. As a result, the price of municipal securities fell, pushing yields higher. The disparity was especially noticeable among investment-grade municipal bonds rated A and BBB. Relative to Treasuries, the after-tax yields for municipal bonds became a bargain. Even though prices rose

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

         in September, municipal yields remained very attractive through the end of the six-month period.

         Despite the turmoil in the residential-mortgage market, municipal credit quality remained stable.

WHAT STRATEGIES DID YOU EMPLOY?

         Although the Fund experienced no credit problems and had no exposure to the subprime market, its share price was affected by the flight to Treasuries during August. We seized the opportunity to enhance the Fund's dividend distribution yield by purchasing municipal securities with A and BBB ratings at bargain prices.

         We continue to be selective in choosing issues, looking for bonds with coupons and structures that can contribute to the Fund's dividend yield through an entire interest-rate cycle. Your portfolio includes more than 450 issuers and is well-diversified geographically and by economic sector. To monitor all of the issues we purchase, we rely on USAA's team of seasoned municipal analysts.

         To make your Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT IS THE OUTLOOK?

         We expect intermediate-term municipal bonds to remain relatively stable in the coming months, continuing to provide attractive yields relative to Treasuries and taxable issues, and their tax advantage will become more valuable if tax rates rise.

         Given the slowing housing market, the recent downturn in employment numbers, and a core inflation rate of less than 2%, the Fed's September rate cut is likely to be the first of a series. As always, we plan to use any increase in interest rates to seek to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATING(TM)
           out of 244 municipal national intermediate-term bond funds for the period ended September 30, 2007:

                                 OVERALL RATING
                                *   *   *   *   *

                  3-YEAR               5-YEAR               10-YEAR
                  *****                *****                 *****
            out of 244 funds      out of 213 funds      out of 128 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

[LOGO OF LIPPER LEADER TOTAL RETURN]   [LOGO OF LIPPER LEADER CONSISTENT RETURN]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 141 and 136 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ended September 30, 2007. The Fund received a Lipper Leader rating for Total Return among 141, 111, and 74 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2007. The Fund received a Lipper Leader rating for Consistent Return among 106 and 65 funds for the five- and 10-year periods, respectively, and a score of 3 among 136 funds for the three-year period. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of September 30, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND (Ticker Symbol: USATX)

OBJECTIVE
--------------------------------------------------------------------------------

Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

-------------------------------------------------------------------------------------------
                                                          9/30/07              3/31/07
-------------------------------------------------------------------------------------------
Net Assets                                            $2,833.8 Million    $2,830.2 Million
Net Asset Value Per Share                                 $12.98              $13.17
Tax-Exempt Dividends Per Share Last 12 Months             $0.551              $0.551
Capital Gain Distributions Per Share Last 12 Months       $0.004              $0.004

-----------------------------------------------------------------------------------------
                                                          9/30/07              3/31/07
-----------------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                                     9.5 Years            9.6 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

----------------------------------------------------------
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/07
----------------------------------------------------------

3/31/07 TO 9/30/07              30-DAY SEC YIELD
     0.67%**                         3.98%


----------------
EXPENSE RATIO(+)
----------------
      0.56%


  * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
 ** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
    SIX-MONTH RETURN IS CUMULATIVE.

 (+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS
(ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
             TOTAL RETURN       =      DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS         4.76%          =           4.89%            +        (0.13)%
5 YEARS          3.76%          =           4.41%            +        (0.65)%
1 YEAR           2.43%          =           4.21%            +        (1.78)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2007

         [CHART OF TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN      DIVIDEND RETURN    CHANGE IN SHARE PRICE
9/30/1998           8.55%              5.60%                 2.95%
9/30/1999          -1.24               5.01                 -6.25
9/30/2000           5.14               5.61                 -0.47
9/30/2001           9.67               5.57                  4.10
9/30/2002           7.13               5.16                  1.97
9/30/2003           3.93               4.82                 -0.89
9/30/2004           4.73               4.51                  0.22
9/30/2005           3.33               4.22                 -0.89
9/30/2006           4.37               4.28                  0.09
9/30/2007           2.43               4.21                 -1.78

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
 TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Intermediate-Term Fund's Dividend Return on Page 9,
and assuming marginal federal tax rates of:  25.00%   28.00%   33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                  DIVIDEND
 PERIOD            RETURN
--------          --------
10 Years            4.89%                     6.52%    6.79%    7.30%     7.52%
 5 Years            4.41%                     5.88%    6.13%    6.58%     6.78%
 1 Year             4.21%                     5.61%    5.85%    6.28%     6.48%


To match the USAA Tax Exempt Intermediate-Term Fund's closing 30-day SEC Yield of 3.98%,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.31%    5.53%    5.94%     6.12%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                           LEHMAN BROTHERS           USAA TAX EXEMPT           LIPPER INTERMEDIATE
                            MUNICIPAL BOND          INTERMEDIATE-TERM          MUNICIPAL DEBT FUNDS
                                INDEX                      FUND                       INDEX
09/30/97                     $10,000.00                $10,000.00                  $10,000.00
10/31/97                      10,064.45                 10,060.13                   10,047.56
11/30/97                      10,123.72                 10,125.14                   10,086.74
12/31/97                      10,271.34                 10,272.90                   10,215.54
01/31/98                      10,377.26                 10,363.12                   10,301.79
02/28/98                      10,380.41                 10,392.62                   10,306.89
03/31/98                      10,389.65                 10,409.24                   10,313.43
04/30/98                      10,342.78                 10,361.98                   10,265.72
05/31/98                      10,506.39                 10,506.87                   10,403.42
06/30/98                      10,547.86                 10,556.19                   10,438.92
07/31/98                      10,574.22                 10,579.13                   10,462.92
08/31/98                      10,737.61                 10,728.82                   10,613.74
09/30/98                      10,871.48                 10,854.70                   10,728.68
10/31/98                      10,871.25                 10,843.83                   10,732.18
11/30/98                      10,909.34                 10,875.69                   10,755.34
12/31/98                      10,936.83                 10,922.35                   10,789.58
01/31/99                      11,066.87                 11,014.82                   10,910.49
02/28/99                      11,018.64                 10,971.62                   10,852.39
03/31/99                      11,033.74                 10,973.17                   10,849.77
04/30/99                      11,061.23                 11,012.17                   10,879.68
05/31/99                      10,997.23                 10,948.19                   10,815.30
06/30/99                      10,839.02                 10,810.38                   10,668.11
07/31/99                      10,878.46                 10,848.19                   10,717.75
08/31/99                      10,791.25                 10,738.87                   10,668.12
09/30/99                      10,795.75                 10,719.73                   10,674.62
10/31/99                      10,678.79                 10,605.21                   10,599.79
11/30/99                      10,792.38                 10,707.65                   10,689.67
12/31/99                      10,711.92                 10,637.67                   10,641.34
01/31/00                      10,665.27                 10,567.83                   10,594.50
02/29/00                      10,789.22                 10,694.11                   10,676.08
03/31/00                      11,024.95                 10,881.24                   10,828.97
04/30/00                      10,959.82                 10,832.59                   10,783.21
05/31/00                      10,902.80                 10,790.75                   10,738.47
06/30/00                      11,191.72                 11,032.96                   10,960.02
07/31/00                      11,347.44                 11,162.45                   11,084.47
08/31/00                      11,522.32                 11,301.39                   11,222.18
09/30/00                      11,462.38                 11,270.96                   11,189.08
10/31/00                      11,587.45                 11,368.37                   11,282.31
11/30/00                      11,675.12                 11,437.76                   11,335.97
12/31/00                      11,963.58                 11,683.54                   11,564.28
01/31/01                      12,082.12                 11,792.84                   11,697.70
02/28/01                      12,120.43                 11,853.22                   11,735.63
03/31/01                      12,229.06                 11,948.82                   11,825.46
04/30/01                      12,096.55                 11,829.38                   11,719.07
05/31/01                      12,226.81                 11,954.96                   11,839.38
06/30/01                      12,308.61                 12,042.42                   11,913.00
07/31/01                      12,490.93                 12,207.32                   12,056.55
08/31/01                      12,696.69                 12,369.69                   12,238.72
09/30/01                      12,654.09                 12,361.39                   12,222.13
10/31/01                      12,804.86                 12,472.24                   12,339.25
11/30/01                      12,696.91                 12,395.11                   12,210.90
12/31/01                      12,576.79                 12,331.94                   12,119.10
01/31/02                      12,794.95                 12,486.54                   12,295.03
02/28/02                      12,949.09                 12,614.07                   12,432.92
03/31/02                      12,695.34                 12,416.62                   12,206.79
04/30/02                      12,943.46                 12,621.85                   12,444.36
05/31/02                      13,022.11                 12,687.21                   12,511.49
06/30/02                      13,159.81                 12,784.79                   12,638.90
07/31/02                      13,329.05                 12,925.15                   12,785.32
08/31/02                      13,489.29                 13,029.83                   12,902.89
09/30/02                      13,784.74                 13,246.15                   13,127.73
10/31/02                      13,556.22                 13,073.25                   12,928.79
11/30/02                      13,499.88                 13,048.77                   12,876.15
12/31/02                      13,784.74                 13,280.10                   13,130.93
01/31/03                      13,749.80                 13,254.73                   13,083.24
02/28/03                      13,942.04                 13,437.06                   13,264.37
03/31/03                      13,950.38                 13,446.34                   13,260.73
04/30/03                      14,042.55                 13,539.27                   13,345.28
05/31/03                      14,371.35                 13,796.19                   13,616.65
06/30/03                      14,310.28                 13,715.01                   13,552.82
07/31/03                      13,809.53                 13,339.34                   13,143.46
08/31/03                      13,912.52                 13,448.30                   13,241.31
09/30/03                      14,321.55                 13,766.18                   13,580.48
10/31/03                      14,249.43                 13,719.11                   13,515.27
11/30/03                      14,397.95                 13,850.69                   13,623.26
12/31/03                      14,517.16                 13,967.39                   13,703.64
01/31/04                      14,600.32                 14,019.83                   13,755.20
02/29/04                      14,820.05                 14,237.08                   13,948.45
03/31/04                      14,768.44                 14,161.19                   13,862.46
04/30/04                      14,418.68                 13,899.86                   13,573.11
05/31/04                      14,366.39                 13,873.44                   13,555.78
06/30/04                      14,418.68                 13,945.61                   13,589.32
07/31/04                      14,608.43                 14,093.67                   13,725.34
08/31/04                      14,901.18                 14,345.88                   13,951.75
09/30/04                      14,980.28                 14,418.00                   13,995.35
10/31/04                      15,109.19                 14,522.71                   14,070.93
11/30/04                      14,984.56                 14,389.58                   13,957.69
12/31/04                      15,167.56                 14,563.97                   14,094.19
01/31/05                      15,309.31                 14,688.36                   14,155.26
02/28/05                      15,258.38                 14,641.53                   14,094.65
03/31/05                      15,162.15                 14,516.61                   13,990.48
04/30/05                      15,401.26                 14,745.83                   14,174.18
05/31/05                      15,510.11                 14,850.61                   14,254.94
06/30/05                      15,606.34                 14,924.17                   14,325.28
07/31/05                      15,535.80                 14,841.36                   14,248.90
08/31/05                      15,692.65                 14,992.87                   14,370.98
09/30/05                      15,586.96                 14,901.55                   14,297.20
10/31/05                      15,492.30                 14,814.41                   14,222.68
11/30/05                      15,566.67                 14,888.48                   14,279.64
12/31/05                      15,700.54                 15,014.14                   14,377.85
01/31/06                      15,742.91                 15,051.15                   14,414.91
02/28/06                      15,848.60                 15,161.00                   14,477.29
03/31/06                      15,739.30                 15,056.38                   14,392.10
04/30/06                      15,733.89                 15,025.22                   14,387.34
05/31/06                      15,803.98                 15,101.34                   14,455.02
06/30/06                      15,744.48                 15,042.07                   14,398.35
07/31/06                      15,931.76                 15,220.02                   14,548.21
08/31/06                      16,168.17                 15,437.19                   14,737.42
09/30/06                      16,280.62                 15,551.50                   14,824.55
10/31/06                      16,382.71                 15,627.36                   14,893.86
11/30/06                      16,519.28                 15,752.57                   14,985.85
12/31/06                      16,460.91                 15,696.93                   14,933.95
01/31/07                      16,418.77                 15,676.38                   14,902.22
02/28/07                      16,635.12                 15,874.32                   15,061.17
03/31/07                      16,594.10                 15,822.99                   15,046.36
04/30/07                      16,643.23                 15,876.20                   15,084.81
05/31/07                      16,569.54                 15,798.69                   15,026.18
06/30/07                      16,483.67                 15,710.81                   14,969.49
07/31/07                      16,611.46                 15,801.11                   15,065.41
08/31/07                      16,539.79                 15,680.49                   15,054.82
09/30/07                      16,784.53                 15,927.70                   15,236.83

                                           [END CHART]

         DATA FROM 9/30/97 THROUGH 9/30/07.

         REFER TO NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

         o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                 USAA TAX EXEMPT             LIPPER INTERMEDIATE
                INTERMEDIATE-TERM               MUNICIPAL DEBT
                      FUND                      FUNDS AVERAGE
9/30/1998             5.22%                          4.23%
9/30/1999             5.43                           4.34
9/30/2000             5.45                           4.41
9/30/2001             5.16                           4.10
9/30/2002             4.83                           3.66
9/30/2003             4.74                           3.36
9/30/2004             4.38                           3.30
9/30/2005             4.21                           3.33
9/30/2006             4.16                           3.40
9/30/2007             4.25                           3.48

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/98 TO 9/30/07.

         THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Hospital                                          15.2%

General Obligation                                13.6%

Escrowed Bonds                                    12.1%

Special Assessment/Tax/Fee                        10.7%

Education                                          5.3%

Appropriated Debt                                  4.9%

Electric/Gas Utilities                             4.4%

Electric Utilities                                 3.8%

Real Estate Tax/Fee                                3.2%

Nursing/CCRC                                       3.1%
-------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-41.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                              PORTFOLIO RATINGS MIX
                                     9/30/07

              [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                        46%
AA                                                         15%
A                                                          12%
BBB                                                        22%
Below Investment-Grade                                      2%
Securities with Short-Term Investment-Grade Ratings         3%

                          [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., AXA Reinsurance Group, CIFG Assurance, N.A., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Branch Banking & Trust Co., JPMorgan Chase Bank, N.A., or Morgan Stanley.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                       Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

COP      Certificate of Participation    IDRB      Industrial Development
CP       Commercial Paper                            Revenue Bond
EDA      Economic Development            ISD       Independent School District
           Authority                     MFH       Multifamily Housing
EDC      Economic Development            PCRB      Pollution Control Revenue
           Corp.                                     Bond
ETM      Escrowed to final maturity      PRE       Prerefunded to a date prior
GAN      Grant Anticipation Note                     to maturity
GO       General Obligation              PUTTER    Puttable Tax-Exempt Receipts
IDA      Industrial Development          RB        Revenue Bond
           Authority/Agency              SAVRS     Select Auction Variable-Rate
IDB      Industrial Development Board                Securities
IDC      Industrial Development Corp.    USD       Unified School District

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (92.0%)

             ALABAMA (1.6%)
             Montgomery BMC Special Care Facilities
                Financing Auth. RB,
  $ 2,155       Series 1998B (INS)(ETM)                                  4.88%        11/15/2018    $    2,202
      345       Series 1998B (INS)                                       4.88         11/15/2018           351
   14,745       Series 2004B, 5.00%, 11/15/2007 (INS)(PRE)               4.67(a)      11/15/2021        15,595
   16,340    Montgomery Medical Clinic Board Health Care
                Facility RB, Series 2006                                 4.75          3/01/2026        15,082
    5,000    Prattville IDB PCRB, Series 1998                            5.15          9/01/2013         5,180
    5,000    Private Colleges and Universities Facilities Auth.
                RB, Series 2006 (INS)                                    4.75          9/01/2026         5,078
    2,000    Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)(PRE)                                  5.75          9/01/2020         2,141
                                                                                                    ----------
                                                                                                        45,629
                                                                                                    ----------
             ALASKA (2.1%)
    7,650    Four Dam Pool Power Agency Electric RB,
                Series 2004A (LOC - Dexia Credit Local)                  5.00          7/01/2021         7,911
    1,370    Housing Finance Corp. Mortgage RB, Series 1997A-1           5.50         12/01/2017         1,391
    3,750    North Slope Borough GO, Series 2003A (INS)                  4.36(b)       6/30/2011         3,259
   39,165    Northern Tobacco Securitization Corp. RB, Series 2006A      4.63          6/01/2023        37,641
             State Sport Fishing RB,
    2,000       Series 2006 (INS)                                        4.75          4/01/2021         2,026
    2,520       Series 2006 (INS)                                        4.75          4/01/2022         2,547
    2,000       Series 2006 (INS)                                        4.75          4/01/2023         2,018
    4,110       Series 2006 (INS)                                        4.75          4/01/2024         4,142
                                                                                                    ----------
                                                                                                        60,935
                                                                                                    ----------
             ARIZONA (1.3%)
             Health Facilities Auth. RB,
    1,170       Series 2004A                                             4.50          4/01/2016         1,179
      425       Series 2004A                                             5.00          4/01/2017           439
    1,150       Series 2004A                                             4.75          4/01/2025         1,125
    2,500    Maricopa County Phoenix Union High School
                District No. 210 GO, Series 2005B (INS)                  4.50          7/01/2024         2,515
             Phoenix Civic Improvement Corp. RB,
    3,270       Series 2005B, 5.50%, 7/01/2013 (INS)                     4.50(a)       7/01/2024         2,737
    2,115       Series 2005B, 5.50%, 7/01/2013 (INS)                     4.54(a)       7/01/2025         1,771

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Pinal County IDA RB,
  $ 2,000       Series 2006A (INS)                                       5.25%        10/01/2020    $    2,054
    1,250       Series 2006A (INS)                                       5.25         10/01/2022         1,274
    2,000       Series 2006A (INS)                                       4.50         10/01/2025         1,817
   11,210    School Facilities Board RB, Series 2002 (PRE)               5.25          7/01/2017        12,029
    1,535    State Univ. COP, Series 2005-A (INS)                        5.00          9/01/2024         1,593
    7,180    University Medical Center Corp. RB, Series 2005             5.00          7/01/2022         7,200
                                                                                                    ----------
                                                                                                        35,733
                                                                                                    ----------
             ARKANSAS (0.5%)
    3,125    Baxter County RB, Series 2007 (Baxter County
                Regional Hospital, Inc.)                                 5.00          9/01/2026         3,100
    6,230    Independence County PCRB, Series 2005                       5.00          1/01/2021         6,182
    3,500    Jefferson County PCRB, Series 2006                          4.60         10/01/2017         3,523
    2,275    Little Rock Capital Improvement RB,
                Series 1998A                                             5.70          1/01/2018         2,317
                                                                                                    ----------
                                                                                                        15,122
                                                                                                    ----------
             CALIFORNIA (8.5%)
             Chabot-Las Positas Community College District GO,
    5,000       Series 2006B (INS)                                       4.88(b)       8/01/2023         2,326
   10,000       Series 2006C (INS)                                       4.85(b)       8/01/2022         4,910
    2,000    Coronado Community Development Agency
                Tax Allocation Bonds, Series 2005 (INS)                  5.00          9/01/2024         2,084
             Foothill/Eastern Transportation Corridor
                Agency RB,
   10,000       Series 1995A (ETM)                                       7.05          1/01/2010        10,773
   15,000       Series 1995A (PRE)                                       7.10          1/01/2011        16,452
    9,085       Series 1995A (PRE)                                       7.15          1/01/2013         9,973
    6,745    Kern County Board of Education COP,
                Series 2006A (INS)                                       5.00          6/01/2026         7,002
    5,000    Long Beach Bond Finance Auth. RB,
                Series 2007A(c)                                          5.25         11/15/2023         5,208
   20,000    Los Angeles Department of Water and Power RB,
                Series 2005A, Subseries A-2 (INS)(d)                     4.75          7/01/2025        20,422
             Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                       5.64(b)       7/01/2017         2,089
    3,325       Series 1999A (INS)                                       5.69(b)       7/01/2018         1,974
    5,000    Public Works Board RB, Series 2003C                         5.50          6/01/2019         5,424
    1,430    Sacramento City Financing Auth. Tax Allocation
                Bonds, Series 2005A (INS)                                5.00         12/01/2024         1,492
   15,265    Sacramento Municipal Utility District Financing
                Auth. RB, Series 2006 (INS)                              4.75          7/01/2024        15,599

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Salinas Union High School District GO,
  $ 4,720       Series 2002C (INS)                                       4.37%(b)      6/01/2016    $    3,338
    2,000       Series 2006A (INS)                                       4.37(b)      10/01/2016         1,395
    3,525    San Bernardino County Redevelopment Agency
                Tax Allocation Bonds, Series 2005A (INS)                 5.00          9/01/2025         3,529
    2,395    San Diego USD GO, Series 2006G-1                            4.50          7/01/2025         2,406
   16,795    San Joaquin Hills Transportation Corridor Agency
                Senior Lien RB, Series 1993 (ETM)                        7.45          1/01/2008        16,967
    4,455    San Jose MFH RB, Series 1992A                               4.95          4/01/2012         4,546
    3,000    San Jose USD COP, Series 2006 (INS)                         4.50          6/01/2024         2,984
             Santa Clara County Financing Auth. RB,
    7,065       Series 2006I (INS)                                       4.75          5/15/2023         7,253
    7,400       Series 2006I (INS)                                       4.75          5/15/2024         7,560
    7,750       Series 2006I (INS)                                       4.75          5/15/2025         7,901
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe RB,
                Series 2006(e)                                           5.00          3/01/2020         3,482
    2,175    Semitropic Improvement District Water Banking
                RB, Series 2004A (INS)                                   5.25         12/01/2018         2,342
             Solano Community College Dist. GO,
    2,500       Series 2006B (INS)                                       4.85(b)       8/01/2023         1,163
    4,735       Series 2006B (INS)                                       4.88(b)       8/01/2024         2,088
             South Orange County Public Financing Auth. RB,
    4,035       Series 2005A (INS)                                       5.00          8/15/2022         4,240
    4,920       Series 2005A (INS)                                       5.00          8/15/2025         5,133
   11,720    State GO (INS)                                              5.00          6/01/2024        12,358
   10,000    State GO                                                    5.00          5/01/2025        10,328
    1,245    State Systemwide Univ. RB, Series 2002A (INS)               5.50         11/01/2015         1,355
             Statewide Communities Development Auth. RB,
    3,120       Series 2006                                              5.00          5/15/2021         3,140
    3,275       Series 2006                                              5.00          5/15/2022         3,285
    3,440       Series 2006                                              5.00          5/15/2023         3,438
    3,610       Series 2006                                              5.00          5/15/2024         3,596
    3,795       Series 2006                                              5.00          5/15/2025         3,766
   18,960    Tobacco Securitization Auth. RB, Series 2006A1              4.75          6/01/2025        18,396
                                                                                                    ----------
                                                                                                       241,717
                                                                                                    ----------
             COLORADO (2.5%)
             Adams County PCRB,
    5,000       Series 1999 (INS)                                        5.10          1/01/2019         5,176
    8,500       Series 2005A (INS)                                       4.38          9/01/2017         8,710
             Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                        5.25         12/01/2018         2,132
    2,585       Series 2002 (INS)                                        5.25         12/01/2019         2,756

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 2,000       Series 2002 (INS)                                        5.25%        12/01/2020    $    2,133
    2,000       Series 2002 (INS)                                        5.25         12/01/2021         2,133
             Denver Health and Hospital Auth.
                Healthcare RB,
    1,000       Series 1998A (PRE)                                       5.20         12/01/2012         1,028
      635       Series 1998A (PRE)                                       5.25         12/01/2013           653
    2,200       Series 1998A (PRE)                                       5.38         12/01/2018         2,267
    2,400       Series 2001A (PRE)                                       6.25         12/01/2016         2,638
   30,955       Series 2007A                                             4.75         12/01/2027        28,877
    1,000    Health Facilities Auth. RB, Series 2005                     5.25          6/01/2023         1,025
    2,140    Pueblo School District No. 60 GO,
                Series 2002 (INS)                                        5.25         12/15/2020         2,283
    9,045    State COP, Series 2005B (INS)                               5.00         11/01/2023         9,433
                                                                                                    ----------
                                                                                                        71,244
                                                                                                    ----------
             CONNECTICUT (0.9%)
             Mashantucket (Western) Pequot Tribe RB,
    1,000       Series 1997B(e)                                          5.60          9/01/2009         1,019
    4,400       Series 1997B(e)                                          5.70          9/01/2012         4,485
   16,500       Series 1997B(e)                                          5.75          9/01/2018        16,716
    4,000    State Health and Educational Facilities Auth.
                RB, Series 2005C (INS)                                   5.00          7/01/2025         4,038
                                                                                                    ----------
                                                                                                        26,258
                                                                                                    ----------
             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                       4.80          5/01/2017         1,504
    1,830       Series 2002A (INS)                                       4.90          5/01/2018         1,846
    1,000       Series 2002A (INS)                                       5.00          5/01/2019         1,012
    1,515       Series 2002A (INS)                                       5.05          5/01/2020         1,532
             Municipal Electric Corp. RB,
    1,010       Series 2001 (INS)                                        5.25          7/01/2013         1,066
    1,460       Series 2001 (INS)                                        5.25          7/01/2017         1,541
    1,580       Series 2001 (INS)                                        5.25          7/01/2018         1,660
                                                                                                    ----------
                                                                                                        10,161
                                                                                                    ----------
             DISTRICT OF COLUMBIA (2.0%)
   30,000    Convention Center Auth. RB,
                Series 1998 (INS)(PRE)(d)                                5.00         10/01/2018        30,745
    7,000    COP, Series 2006 (INS)                                      5.00          1/01/2025         7,271
                RB,
    4,560       Series 1999 (INS)(PRE)                                   6.20          7/01/2019         4,851
    6,000       Series 1999A (INS)                                       5.00          1/01/2019         6,200
    7,930       Series 2007 (INS)                                        4.75          5/01/2027         7,388
                                                                                                    ----------
                                                                                                        56,455
                                                                                                    ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             FLORIDA (4.0%)
  $ 5,165    Brevard County COP, Series 2006A (INS)                      5.00%         7/01/2025    $    5,350
             Broward County COP,
    3,710       Series 2005A (INS)                                       5.00          7/01/2025         3,836
    6,500       Series 2006A (INS)                                       5.00          7/01/2023         6,778
    4,000       Series 2006A (INS)                                       5.00          7/01/2024         4,162
             Dade County RB,
    7,905       Series 1996B (INS)                                       6.00(b)      10/01/2011         6,624
    8,610       Series 1996B (INS)                                       6.10(b)      10/01/2012         6,774
    8,760       Series 1996B (INS)(PRE)                                  6.20(b)      10/01/2013         6,478
    3,270    Flagler County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2025         3,378
    4,250    Indian River County School Board COP,
                Series 2005 (INS)                                        5.00          7/01/2024         4,406
    5,000    JEA St. Johns River Power Park Systems RB,
                Issue 2, Series 21 (INS)                                 5.00         10/01/2020         5,254
    2,495    Miami Beach Health Facilities Auth.
                Hospital RB, Series 2001A                                6.13         11/15/2011         2,634
    2,500    Miami Dade County Aviation RB,
                Series 2007B (INS)                                       5.00         10/01/2026         2,601
             Miami Dade County COP,
    8,375       Series 2006B (INS)                                       4.75         11/01/2023         8,533
    9,830       Series 2006B (INS)                                       4.75         11/01/2024         9,986
             Miami Dade County RB,
    2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                    4.54(a)      10/01/2024         1,812
    3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                    4.57(a)      10/01/2025         2,829
             Miami Dade County Stormwater Utility RB,
    1,670       Series 2004 (INS)                                        5.00          4/01/2022         1,749
    2,805       Series 2004 (INS)                                        5.00          4/01/2023         2,925
    7,450    Palm Beach County Health Facilities Auth. RB,
                Series 2002 (INS)                                        5.00         12/01/2021         7,539
             Palm Beach County School Board COP,
    1,500       Series 2002D (INS)                                       5.25          8/01/2018         1,591
    1,000       Series 2005A (INS)                                       5.00          8/01/2022         1,041
             Seminole Tribe RB,
    6,000       Series 2007A(e)                                          5.75         10/01/2022         6,326
    9,815       Series 2007A(e)                                          5.50         10/01/2024        10,104
                                                                                                    ----------
                                                                                                       112,710
                                                                                                    ----------
             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB,
                Second Series 2001 (INS)                                 4.35          9/01/2018         5,009

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 5,000    Savannah Hospital Auth. Candler Health
                Systems RB, Series 1998B (INS)                           5.00%         7/01/2018    $    5,109
                                                                                                    ----------
                                                                                                        10,118
                                                                                                    ----------
             GUAM (0.2%)
    6,000    Education Financing Foundation COP,
                Series 2006B (INS)                                       4.50         10/01/2026         5,406
                                                                                                    ----------
             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
                Series 1997B                                             5.45          7/01/2017         5,175
                                                                                                    ----------
             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)               5.25          5/01/2014         1,009
    1,000    Univ. of Idaho RB, Series 2003 (INS)                        4.75          4/01/2022         1,025
                                                                                                    ----------
                                                                                                         2,034
                                                                                                    ----------
             ILLINOIS (6.1%)
    2,475    Annawan Village Tax Increment RB, Series 2007               5.63          1/01/2018         2,408
             Bedford Park Village RB,
    1,000       Series 2005A                                             4.60         12/01/2017         1,000
    3,240       Series 2005A                                             4.80         12/01/2020         3,242
             Channahon Tax Increment RB,
    1,050       Series 2000                                              6.25          1/01/2010         1,078
    6,040       Series 2000                                              6.88          1/01/2020         6,474
   29,925    Chicago School Board GO, Series 1999A (INS)                 4.82(b)      12/01/2013        23,675
    5,000    Chicago Special Assessment Improvement Bonds,
                Series 2002 (Lakeshore East Project)                     6.63         12/01/2022         5,285
    2,000    Chicago Water Senior Lien RB, Series 2001 (PRE)             5.00         11/01/2019         2,110
             Chicago-O'Hare International Airport RB,
    2,170       Series 2001B (INS)                                       5.50          1/01/2014         2,302
    7,000       Series 2005A (INS)                                       5.00          1/01/2021         7,345
   10,000       Series 2005A (INS)                                       5.00          1/01/2022        10,457
             Finance Auth. RB,
   10,500       Series 2004 (INS)                                        5.00         11/15/2023        10,839
    2,000       Series 2006                                              5.00          8/15/2017         1,924
    2,000       Series 2006A                                             5.00          4/01/2023         2,023
    4,165       Series 2006A                                             5.00          4/01/2025         4,194
    8,000       Series 2006C                                             4.50         11/15/2026         7,487
             Health Facilities Auth. RB,
    1,000       Series 1998 (Centegra Health System)                     5.25          9/01/2013         1,019
    2,000       Series 1998 (Centegra Health System)                     5.25          9/01/2014         2,036
    2,500       Series 1998 (Centegra Health System)                     5.25          9/01/2018         2,539

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $10,000       Series 1998A (Hospital Sisters
                Services, Inc.) (INS)                                    5.00%         6/01/2018    $   10,162
    4,250       Series 2000 (Riverside Medical Center) (PRE)             6.80         11/15/2020         4,694
    3,000       Series 2001A (Edward Hospital) (INS)                     5.00          2/15/2020         3,080
             Housing Development Auth. RB,
      825       Series 2006G                                             4.55          7/01/2021           818
    2,945       Series 2006K                                             4.60          7/01/2023         2,917
    8,050    Lake County Community Unit School District GO,
                Series 1999B (INS)                                       5.13(b)      12/01/2016         5,533
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                     5.20(a)       6/15/2017         2,136
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                     5.30(a)       6/15/2018         2,147
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                     5.40(a)       6/15/2019         3,428
    2,000    Northeastern Illinois Univ. COP, Series 2006                4.75         10/01/2025         2,005
    4,735    Northern Illinois Univ. Auxiliary Facilities
                System RB, Series 2001 (INS)                             4.88          4/01/2018         4,883
             Univ. of Illinois COP,
    5,820       Series 1999 (INS)(PRE)                                   5.25          8/15/2015         6,062
    4,000       Series 1999 (INS)(PRE)                                   5.25          8/15/2016         4,166
    7,815       Series 2001A (INS)(PRE)                                  5.00          8/15/2020         8,224
    4,600    Volo Village Special Service Area No. 4, Special
                Tax Bonds, Series 2006-2                                 5.00          3/01/2016         4,573
   14,070    Will County Forest Preserve District GO,
                Series 1999B (INS)                                       5.40(b)      12/01/2017         9,209
                                                                                                    ----------
                                                                                                       171,474
                                                                                                    ----------
             INDIANA (2.9%)
    7,465    Bond Bank State Revolving Fund RB,
                Series 2000A (PRE)                                       5.50          8/01/2016         7,927
    6,725    Health and Educational Facilities Financing
                Auth. RB, Series 2006B                                   5.00          2/15/2022         6,840
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                    5.25          2/15/2018         1,421
    5,000       Series 1999A (Sisters St. Francis) (INS)(PRE)            5.15         11/01/2019         5,172
    6,000    Indianapolis Economic Development RB,
                Series 1996                                              6.05          1/15/2010         6,194
             Municipal Power Agency Power Supply
                Systems RB,
    4,950       Series 2002B (INS)                                       5.25          1/01/2017         5,286
    2,100       Series 2002B (INS)                                       5.25          1/01/2018         2,229
    6,000    Rockport PCRB, Series 2002A (INS)                           4.63          6/01/2025         5,971
    1,150    St. Joseph County Economic Development RB,
                Series 1997                                              5.45          2/15/2017         1,162
    7,260    St. Joseph County Hospital Auth. RB, Series 1999            5.75          2/15/2019         7,458

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $20,000    State Finance Auth. PCRB,
                Series 2006B (INS)(d)                                    4.55%        12/01/2024    $   19,944
   11,000    Univ. of Southern Indiana RB,
                Series 2001A (INS)(d)                                    5.00         10/01/2018        11,464
    1,500    Vanderburgh County Redevelopment District RB,
                Series 2006                                              5.00          2/01/2026         1,514
                                                                                                    ----------
                                                                                                        82,582
                                                                                                    ----------
             IOWA (0.8%)
             Finance Auth. Health Facilities RB,
    1,325       Series 2006 (INS)                                        5.00         12/01/2021         1,343
    1,390       Series 2006 (INS)                                        5.00         12/01/2022         1,404
    1,460       Series 2006 (INS)                                        5.00         12/01/2023         1,470
    1,535       Series 2006 (INS)                                        5.00         12/01/2024         1,539
    1,610       Series 2006 (INS)                                        5.00         12/01/2025         1,608
    1,690       Series 2006 (INS)                                        5.00         12/01/2026         1,688
    5,500    Finance Auth. RB, Series 1998A (INS)(PRE)                   5.25          7/01/2015         5,680
    7,950    Marion County Commercial Development RB,
                Series 1999 (INS)                                        5.95          1/01/2014         8,121
                                                                                                    ----------
                                                                                                        22,853
                                                                                                    ----------
             KANSAS (0.7%)
             Wyandotte County Special Obligation RB,
    2,000      2nd Lien Series 2005                                      4.75         12/01/2016         2,016
   19,000      2nd Lien Series 2005                                      5.00         12/01/2020        19,221
                                                                                                    ----------
                                                                                                        21,237
                                                                                                    ----------
             LOUISIANA (2.6%)
             Local Government Environmental Facilities and
                Community Development Auth. RB,
    2,150       Series 2002 (INS)                                        5.25         12/01/2015         2,304
    2,260       Series 2002 (INS)                                        5.25         12/01/2016         2,412
    2,355       Series 2002 (INS)                                        5.25         12/01/2017         2,503
    7,000    New Orleans GO, Series 2002 (INS)                           5.13          9/01/2021         7,275
             Office Facilities Corp. RB,
    6,825       Series 2001 (INS)                                        5.38          5/01/2018         7,220
    2,000       Series 2003 (INS)                                        5.25         11/01/2018         2,119
    5,175    Offshore Terminal Auth. RB, Series 1998                     5.20         10/01/2018         5,220
             Orleans Levee District RB,
    4,725       Series 1986 (INS)                                        5.95         11/01/2014         4,804
    4,955       Series 1986 (INS)                                        5.95         11/01/2015         5,070
    7,015       Series A (INS)                                           5.95         11/01/2010         7,133
    2,000    Public Facilities Auth. RB, Series 2006                     5.00          7/01/2021         2,040
    4,450    St. Martin Parish IDRB, Series 2004                         4.35         10/01/2012         4,468

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 3,955    St. Tammany Parish Hospital Service District
                No. 1 RB, Series 1998 (INS)                              5.00%         7/01/2018    $    3,973
             Transportation Auth. RB,
    9,000       Series 2005A (INS)                                       4.38         12/01/2023         8,928
    9,000       Series 2005A (INS)                                       4.38         12/01/2024         8,876
                                                                                                    ----------
                                                                                                        74,345
                                                                                                    ----------
             MAINE (0.1%)
    1,715    Housing Auth. RB, Series 2001A                              5.35         11/15/2021         1,758
    1,500    Jay PCRB, Series 2004A                                      4.85          5/01/2019         1,496
                                                                                                    ----------
                                                                                                         3,254
                                                                                                    ----------
             MARYLAND (0.2%)
    4,650    Community Development Administration RB,
                Series 1996A                                             5.88          7/01/2016         4,719
                                                                                                    ----------
             MASSACHUSETTS (2.6%)
             Commonwealth GO,
    4,500       Series 2002B (INS)(PRE)                                  5.50          3/01/2018         4,851
    7,775       Series 2002D (INS)(PRE)                                  5.38          8/01/2021         8,392
    5,000       Series 2003D (PRE)                                       5.25         10/01/2020         5,438
    2,500       Series 2006D (PRE)                                       5.00          8/01/2022         2,722
    5,105    Federal Highway GAN, Series 2000A                           5.75          6/15/2015         5,423
    4,000    Health and Educational Facilities Auth. RB,
                Series 2007E                                             5.00          7/15/2027         3,786
             Massachusetts Bay Transportation Auth. RB,
    5,545       Series 2007A-2                                           4.60(b)       7/01/2022         2,734
    7,790       Series 2007A-2                                           4.65(b)       7/01/2023         3,638
    5,000       Series 2007A-2                                           4.70(b)       7/01/2024         2,203
    5,600       Series 2007A-2                                           4.73(b)       7/01/2025         2,326
    1,000    Port Auth. RB, Series 2005-C (INS)                          5.00          7/01/2025         1,043
    3,215    Springfield GO, Series 2003 (INS)(PRE)                      5.25          1/15/2019         3,471
             Water Pollution Abatement Trust Pool Program Bonds,
      250       Series 11                                                4.75          8/01/2023           257
      105       Series 11                                                4.75          8/01/2024           108
    6,350       Series 11 (PRE)                                          4.75          8/01/2025         6,797
      110       Series 11                                                4.75          8/01/2025           112
   20,000       Series 12                                                4.35          8/01/2025        19,634
                                                                                                    ----------
                                                                                                        72,935
                                                                                                    ----------
             MICHIGAN (2.0%)
    4,765    Detroit Building Auth. RB, Series 1996A
                (LOC - Comerica Bank, N.A.)                              6.15          2/01/2011         4,773

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 4,000    Detroit Downtown Development Auth. Bond,
                Series 1998C (INS)                                       5.00%         7/01/2018    $    4,035
   25,000    Dickinson County EDC PCRB, Series 2004A                     4.80         11/01/2018        25,030
    2,390    Higher Education Facilities Auth. RB,
                Series 1998 (PRE)                                        5.35          6/01/2013         2,430
             Hospital Finance Auth. RB,
      160       Series 1996 (Central Michigan Hospital)                  6.20         10/01/2007           160
    2,250       Series 1996 (Central Michigan Hospital)                  6.25         10/01/2016         2,275
    2,000    Kent Hospital Finance Auth. RB, Series 2005A
                (Metropolitan Hospital)                                  5.50          7/01/2020         2,073
   18,000    State Building Auth. RB, Series 2006IA (INS)                4.81(b)      10/15/2022         8,791
             State Hospital Finance Auth. RB,
    2,675       Series 2006A                                             5.00         11/15/2019         2,775
    3,400       Series 2006A                                             5.00         11/15/2022         3,502
                                                                                                    ----------
                                                                                                        55,844
                                                                                                    ----------
             MINNESOTA (1.9%)
             Chippewa County RB,
    1,080       Series 2007                                              5.38          3/01/2022         1,077
    5,120       Series 2007                                              5.50          3/01/2027         5,057
   18,015    Cohasset PCRB, Series 2004(d)                               4.95          7/01/2022        18,131
             Higher Education Facilities Auth. RB,
    1,000       Series Six-I                                             5.00          4/01/2023         1,028
    2,500       Series Six-O                                             4.50         10/01/2027         2,398
       20    Housing Finance Agency RB, Series 1997G                     6.00          1/01/2018            20
    3,000    Municipal Power Agency Electric RB,
                Series 2005                                              4.38         10/01/2025         2,859
             St. Paul Hospital RB,
    4,000       Series 1997A                                             5.70         11/01/2015         4,078
    1,500       Series 1997B                                             5.85         11/01/2017         1,530
    7,680       Series 2005                                              5.15         11/15/2020         7,743
    3,500    St. Paul Housing and Redevelopment Auth.
                RB, Series 2006                                          5.25          5/15/2026         3,529
    5,260    Washington County Hospital Facility RB,
                Series 1998                                              5.38         11/15/2018         5,315
                                                                                                    ----------
                                                                                                        52,765
                                                                                                    ----------
             MISSISSIPPI (0.9%)
             Hospital Equipment and Facilities Auth. RB,
   17,785       Series 2000 (PRE)                                        6.35         12/01/2015        18,465
    1,650       Series 2006                                              5.00         12/01/2016         1,686
    1,500    Lincoln County Hospital RB, Series 1998B (INS)              5.50          4/01/2018         1,530
    3,630    Union County Hospital RB, Series 1997 (ETM)                 5.50          3/01/2009         3,730
                                                                                                    ----------
                                                                                                        25,411
                                                                                                    ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             MISSOURI (0.8%)
  $15,295    Cape Girardeau County Health Care Facilities
                IDA RB, Series 2007                                      5.00%         6/01/2027    $   15,022
    2,000    Development Finance Board Infrastructure
                Facilities RB, Series 2005A                              4.75          6/01/2025         1,841
    3,005    Fenton City Tax Increment RB, Series 2006                   4.50          4/01/2021         3,008
    1,760    Riverside IDA RB, Series 2007A (INS)                        5.00          5/01/2020         1,769
                                                                                                    ----------
                                                                                                        21,640
                                                                                                    ----------
             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                             4.65          8/01/2023         6,519
    2,450    Health Facilities Auth. RB, Series 1996                     6.38          6/01/2018         2,464
                                                                                                    ----------
                                                                                                         8,983
                                                                                                    ----------
             NEBRASKA (0.4%)
             Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                        5.30         11/15/2012           627
    2,000       Series 1997 (INS)                                        5.45         11/15/2017         2,022
             Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                        5.50          5/01/2010           517
      500       Series 2000 (INS)                                        5.55          5/01/2011           521
      500       Series 2000 (INS)                                        5.65          5/01/2012           521
      500       Series 2000 (INS)                                        5.75          5/01/2013           522
      500       Series 2000 (INS)                                        5.90          5/01/2015           522
    3,500       Series 2000 (INS)                                        6.05          5/01/2020         3,658
             Scotts Bluff County Hospital Auth. RB,
    2,940       Series 1998 (PRE)                                        5.13         11/15/2019         3,048
      560       Series 1998                                              5.13         11/15/2019           569
                                                                                                    ----------
                                                                                                        12,527
                                                                                                    ----------
             NEVADA (0.5%)
    5,000    Clark County Airport System Subordinate Lien RB,
                Series 2001B (INS)(PRE)                                  5.25          7/01/2019         5,297
    2,865    Clark County Economic Development RB,
                Series 2006                                              5.00          5/15/2020         2,972
    1,000    Clark County Flood Control GO, Series 1998 (INS)            4.50         11/01/2016         1,013
    6,040    Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)                   5.76(b)       1/01/2017         4,063
    2,000    Reno Hospital RB, Series 1998A (INS)(PRE)                   5.00          5/15/2018         2,072
                                                                                                    ----------
                                                                                                        15,417
                                                                                                    ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth. PCRB, Series 1992A                   5.85         12/01/2022         5,142
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             NEW JERSEY (2.2%)
             EDA RB,
  $ 2,000       Series 1997A                                             5.75%        12/01/2016    $    2,020
   13,500       Series 2004                                              5.50          6/15/2024        13,833
    5,000       Series 2004A (INS)                                       5.00          7/01/2022         5,257
    8,830       Series 2005P                                             5.25          9/01/2023         9,422
             State Transportation Trust Fund Auth. RB,
   10,000       Series 2006A(d)                                          5.50         12/15/2021        11,283
   13,850       Series 2006A                                             5.50         12/15/2022        15,649
    5,000    Tobacco Settlement Financing Corp. RB,
                Series 2007-1A                                           5.00          6/01/2017         4,975
                                                                                                    ----------
                                                                                                        62,439
                                                                                                    ----------
             NEW MEXICO (0.4%)
             Jicarilla Apache Nation RB,
    4,890       Series 2002A(e)                                          5.00          9/01/2018         5,088
    3,250       Series 2002A(e)                                          5.50          9/01/2023         3,454
    4,000    Sandoval County Incentive Payment RB,
                Series 2005                                              4.38          6/01/2020         3,988
                                                                                                    ----------
                                                                                                        12,530
                                                                                                    ----------
             NEW YORK (10.1%)
             Dormitory Auth. Mental Health Services Facilities RB,
       20       Series 1997A                                             5.75          2/15/2010            20
       20       Series 1997A                                             5.75          2/15/2011            20
       15       Series 1997A                                             5.75          2/15/2012            15
      310       Series 1997B                                             5.75          2/15/2010           317
      510       Series 1997B                                             5.75          2/15/2012           521
      585       Series 1997B                                             5.50          8/15/2017           597
             Dormitory Auth. RB,
   12,560       Series 1998G (Northern General
                Hospital) (ETM)                                          5.30          2/15/2019        13,579
    1,085       Series 1999A (Upstate Community
                Colleges) (PRE)                                          5.00          7/01/2019         1,123
    1,915       Series 1999A (Upstate Community Colleges)                5.00          7/01/2019         1,959
    3,975       Series 2002 (PRE)                                        5.05          2/01/2022         4,207
    5,000       Series 2003A (PRE)                                       5.38          3/15/2018         5,450
    5,000       Series 2003A (PRE)                                       5.38          3/15/2019         5,450
    2,000       Series 2003A (PRE)                                       5.38          3/15/2022         2,180
   24,935       Series 2007A                                             5.00          7/01/2022        24,588
    6,000    Dormitory Auth. RB, Bronx-Lebanon Hospital
                Center, Series 1998E (PRE)                               5.20          2/15/2015         6,128

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Dormitory Auth. RB, Brookdale Hospital,
  $ 5,000       Series 1998J                                             5.20%         2/15/2015    $    5,099
    4,000       Series 1998J                                             5.20          2/15/2016         4,078
    4,760       Series 1998J                                             5.30          2/15/2017         4,854
    5,420    Dormitory Auth. RB, Kateri Residence,
                Series 2003 (LOC - Allied Irish Banks plc)               4.40          7/01/2016         5,543
    5,500    Dormitory Auth. RB, New York City Univ., 1993
                Series A                                                 5.75          7/01/2013         5,913
    5,000    Dormitory Auth. RB, NYU Hospitals Center,
                Series 2006A                                             5.00          7/01/2020         4,983
    6,000    Dormitory Auth. RB, State Personal Income Tax,
                Series 2005F                                             5.00          3/15/2023         6,299
             Dormitory Auth. RB, Upstate Community Colleges,
    1,500       Series 2004B                                             5.25          7/01/2015         1,621
    2,005       Series 2004B                                             5.25          7/01/2016         2,158
    2,000       Series 2004B                                             5.25          7/01/2017         2,147
    2,500    Dutchess County IDA RB, Series 2007A-1                      4.50          8/01/2026         2,447
             East Rochester Housing Auth. RB,
    3,975       Series 2002 (Jewish Home) (NBGA)                         4.05          2/15/2012         4,009
    2,000       Series 2002 (Jewish Home) (NBGA)                         4.63          2/15/2017         2,073
             Housing Finance Agency Service Contract
                Obligation RB,
      215       Series 1995A                                             6.25          9/15/2010           217
      885       Series 1996A (PRE)                                       6.00          9/15/2016           905
      195       Series A-2003 (PRE)                                      6.00          9/15/2016           197
    3,000    Long Island Power Auth. Electric Systems RB,
                Series 2003B                                             5.25          6/01/2014         3,265
             Metropolitan Transportation Auth. RB,
   16,565       Series 2006A                                             5.00         11/15/2024        17,375
    2,500       Series 2007A (INS)                                       5.00         11/15/2024         2,646
             New York City GO,
    1,700       Series 1997I                                             6.00          4/15/2012         1,720
      545       Series 2002G (PRE)                                       5.63          8/01/2015           595
    4,455       Series 2002G                                             5.63          8/01/2015         4,834
    3,135       Series 2002G (PRE)                                       5.75          8/01/2016         3,442
    6,865       Series 2002G                                             5.75          8/01/2016         7,490
   26,625       Series 2003C                                             5.50          8/01/2015        28,756
    5,000       Series 2003D                                             5.25         10/15/2019         5,319
    3,500       Series 2006, Subseries I-1                               5.00          4/01/2023         3,644
   10,000       Series 2006, Subseries I-1                               5.00          4/01/2024        10,375
   10,000       Series 2006J, Subseries J-1                              5.00          6/01/2023        10,417

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             New York City IDA Civic Facility RB,
  $ 2,175       Series 2004A-1 (INS)                                     4.15%         7/01/2014    $    2,111
    1,050       Series 2004A-1 (INS)                                     4.75          7/01/2019         1,034
   10,000    New York City Municipal Water Finance
                Auth. RB, Series A                                       5.38          6/15/2017        10,696
             New York City Transitional Finance Auth. RB,
      205       Series 2003C (INS)(PRE)                                  5.25          8/01/2019           221
    4,795       Series 2003C (INS)                                       5.25          8/01/2019         5,114
    6,000    Seneca Nation Indians Capital Improvements
                Auth. RB, Series 2007A(e)                                5.00         12/01/2023         5,740
             Suffolk County IDA RB,
      775       Series 2006                                              5.00         11/01/2013           789
    1,880       Series 2006                                              5.00         11/01/2014         1,908
    1,000       Series 2006                                              5.00         11/01/2015         1,013
    3,180       Series 2006A (INS)                                       4.75          6/01/2026         3,005
             Thruway Auth. RB,
    9,615       Series 2002A (INS)(PRE)                                  5.25          4/01/2015        10,313
    6,000       Series 2002A (INS)(PRE)                                  5.25          4/01/2016         6,436
   11,000    Tobacco Settlement Financing Corp.
                Asset-Backed RB, Series 2003B-1C                         5.50          6/01/2018        11,709
    6,950    Urban Development Corp. Service Contract RB,
                Series 2007A (INS)(c)                                    5.00          1/01/2022         7,418
                                                                                                    ----------
                                                                                                       286,082
                                                                                                    ----------
             NORTH CAROLINA (1.0%)
             Eastern Municipal Power Agency RB,
    6,000       Series 2003A                                             5.50          1/01/2012         6,347
    4,885       Series F                                                 5.50          1/01/2015         5,186
    1,830       Series F                                                 5.50          1/01/2016         1,938
    1,000       Series F                                                 5.50          1/01/2017         1,056
    5,500    Medical Care Commission RB, Series 2007                     5.00          7/01/2027         5,218
    5,000    Municipal Power Agency No. 1 RB,
                Series 2003A                                             5.50          1/01/2013         5,340
    4,000    Wake County Industrial Facilities PCRB,
                Series 2002                                              5.38          2/01/2017         4,208
                                                                                                    ----------
                                                                                                        29,293
                                                                                                    ----------
             NORTH DAKOTA (0.1%)
    1,000    Grand Forks Sales Tax RB, Series 2005A
                (Alerus Project) (INS)                                   5.00         12/15/2022         1,050
    2,055    Williams County RB, Series 2006                             5.00         11/01/2021         2,078
                                                                                                    ----------
                                                                                                         3,128
                                                                                                    ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             OHIO (0.9%)
  $ 2,400    Fairview Park GO, Series 2005 (INS)                         4.13%        12/01/2020    $    2,390
    4,000    Franklin County Development RB, Series 1999                 5.80         10/01/2014         4,160
    2,650    Franklin County Health Care Facilities RB,
                Series 1997                                              5.50          7/01/2017         2,688
   10,000    Hamilton Electric System RB, Series 2002A (INS)             4.65         10/15/2022        10,184
    1,090    Housing Finance Agency Residential Mortgage
                RB, Series 2001D (NBGA)                                  5.10          9/01/2017         1,118
             Miami County Hospital Facilities RB,
    1,750       Series 2006                                              5.25          5/15/2021         1,792
    2,000       Series 2006                                              5.25          5/15/2026         2,021
                                                                                                    ----------
                                                                                                        24,353
                                                                                                    ----------
             OKLAHOMA (1.0%)
    5,360    Cherokee Nation Health Care System RB,
                Series 2006 (INS)(e)                                     4.60         12/01/2021         5,094
             Comanche County Hospital Auth. RB,
    3,895       Series 2005 (INS)                                        5.25          7/01/2022         3,992
    3,000       Series 2005 (INS)                                        5.25          7/01/2023         3,067
             Norman Regional Hospital Auth. RB,
    1,400       Series 2005                                              5.50          9/01/2024         1,445
   13,100       Series 2007                                              5.00          9/01/2027        12,832
    2,425    Valley View Hospital Auth. RB, Series 1996                  6.00          8/15/2014         2,532
                                                                                                    ----------
                                                                                                        28,962
                                                                                                    ----------
             OREGON (0.1%)
             Washington, Yamhill and Multnomah Counties
                Hillsboro School District No. 1J GO,
    1,000       Series 2006A (INS)                                       4.58(b)       6/15/2025           421
    5,900       Series 2006A (INS)                                       4.59(b)       6/15/2026         2,349
                                                                                                    ----------
                                                                                                         2,770
                                                                                                    ----------
             PENNSYLVANIA (0.9%)
             Allegheny County IDA RB,
   16,300       Series 1998                                              4.75         12/01/2032        16,583
    1,000       Series 2006                                              5.00          9/01/2021           998
    1,250       Series 2006                                              5.10          9/01/2026         1,233
    5,500    Higher Educational Facility Auth. RB,
                Series 1999A (INS)                                       5.25          8/01/2014         5,701
    1,615    Lancaster County Hospital Auth. RB, Series 2006             5.00         11/01/2026         1,639
                                                                                                    ----------
                                                                                                        26,154
                                                                                                    ----------
             PUERTO RICO (1.0%)
    2,000    Commonwealth GO, Series 2006A                               5.25          7/01/2022         2,093
   20,000    Government Development Bank CP                              4.78         10/02/2007        20,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 5,000    Government Development Bank CP                              4.25%        10/11/2007    $    5,000
                                                                                                    ----------
                                                                                                        27,093
                                                                                                    ----------
             RHODE ISLAND (0.8%)
             Health and Educational Building Corp. RB,
      340       Series 1996 (INS)                                        5.50          5/15/2012           347
      765       Series 1996 (INS)                                        5.50          5/15/2016           781
    4,345       Series 1999A (LOC - Allied Irish Banks plc)              5.88         11/15/2014         4,535
    7,850       Series 2006A (INS)                                       5.00          5/15/2026         8,114
    1,650    Housing and Mortgage Finance Corp. Bond,
                Series 37-A                                              5.13          4/01/2017         1,692
    5,915    Housing and Mortgage Finance Corp. RB,
                Series 51-A                                              4.65         10/01/2026         5,911
                                                                                                    ----------
                                                                                                        21,380
                                                                                                    ----------
             SOUTH CAROLINA (1.7%)
   11,000    Berkeley County PCRB, Series 2003                           4.88         10/01/2014        11,453
             Georgetown County Environmental Improvement RB,
    4,250       Series 2000A                                             5.95          3/15/2014         4,579
    5,000       Series 2002A                                             5.70          4/01/2014         5,321
             Lexington County Health Services District, Inc. RB,
    5,000       Series 2007                                              5.00         11/01/2024         5,067
    7,335       Series 2007                                              5.00         11/01/2026         7,404
    3,000    Marion County Hospital District RB,
                Series 1995 (INS)                                        5.50         11/01/2015         3,005
             SCAGO Educational Facilities Corp. RB,
    5,870       Series 2006 (Union County) (INS)                         4.75         12/01/2026         5,648
    6,325       Series 2006 (Williamsburg County) (INS)                  4.75         12/01/2026         6,086
                                                                                                    ----------
                                                                                                        48,563
                                                                                                    ----------
             SOUTH DAKOTA (0.2%)
    6,305    Housing Development Auth. Bond,
                Series 2002A (INS)                                       5.15         11/01/2020         6,509
                                                                                                    ----------
             TENNESSEE (1.0%)
    2,125    Johnson City Health and Educational Facilities
                Board RB, Series 2006A                                   5.25          7/01/2026         2,142
    3,000    Knox County Health, Educational, and Housing
                Facilities RB, Series 1996 (INS)                         5.50          4/15/2011         3,046
    1,000    Nashville and Davidson County Health and
                Educational Facilities RB, Series 1998 (INS)             5.10          8/01/2019         1,003

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Shelby County Health, Educational and
                Housing Facility RB,
  $   745       Series 2002 (PRE)                                        6.00%         9/01/2016    $      826
    1,255       Series 2002 (PRE)                                        6.00          9/01/2016         1,392
      935       Series 2002 (PRE)                                        6.25          9/01/2018         1,047
    1,565       Series 2002 (PRE)                                        6.25          9/01/2018         1,753
    3,500    Springfield Health and Educational Facilities
                Hospital RB, Series 1998                                 5.25          8/01/2018         3,531
   14,750    Sullivan County Health, Educational and Housing
                Facilities Board RB, Series 2006C                        5.25          9/01/2026        14,849
                                                                                                    ----------
                                                                                                        29,589
                                                                                                    ----------
             TEXAS (18.1%)
             Alamo Community College District RB,
      910       Series 2001 (INS)(PRE)                                   5.00         11/01/2020           960
    1,050       Series 2001 (INS)                                        5.00         11/01/2020         1,095
    5,410    Austin Higher Education Auth. RB,
                Series 1998 (PRE)                                        5.13          8/01/2016         5,479
    2,300    Austin RB, Series 2005 (INS)                                5.00         11/15/2024         2,402
    5,610    Austin Utility Systems Subordinate Lien RB,
                Series 1998A (INS)                                       5.15(b)       5/15/2017         3,754
             Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                       5.55(b)       2/15/2014         1,444
    3,030       Series 1997 (NBGA)                                       5.55(b)       2/15/2015         2,252
    3,055       Series 1997 (NBGA)                                       5.60(b)       2/15/2016         2,163
    3,155       Series 1997 (NBGA)                                       5.60(b)       2/15/2017         2,126
             Bexar County Health Facilities Development Corp. RB,
    9,900       Series 1993 (INS)(ETM)                                   5.88         11/15/2010         9,928
    1,540       Series 2007                                              5.00          7/01/2027         1,499
   32,925    Brazos River Auth. RB, Series 1999A                         5.38          4/01/2019        33,053
             Carroll ISD GO,
    1,805       Series 2006C (NBGA)                                      4.38          2/15/2024         1,773
    2,745       Series 2006C (NBGA)                                      4.38          2/15/2025         2,675
    5,365    Cass County IDC PCRB, Series 1997B                          5.35          4/01/2012         5,566
             Central Regional Mobility Auth. RB,
    2,680       Series 2005, 4.55%, 1/01/2014 (INS)                      4.55(a)       1/01/2020         2,007
    3,445       Series 2005, 4.60%, 1/01/2014 (INS)                      4.60(a)       1/01/2021         2,570
    8,235    Clint ISD Public Facility Corp. RB,
                Series 1999 (PRE)                                        7.00          5/01/2019         8,692
    3,315    Comal ISD RB, Series 2005 (NBGA)                            5.00          2/01/2021         3,446
             Conroe ISD GO,
    2,600       Series 2005C (NBGA)                                      5.00          2/15/2023         2,711
    3,100       Series 2005C (NBGA)                                      5.00          2/15/2024         3,227

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Cypress-Fairbanks ISD GO,
  $ 2,000       Series 2007 (NBGA)                                       5.00%         2/15/2021    $    2,121
    2,015       Series 2007 (NBGA)                                       5.00          2/15/2022         2,127
    5,625       Series 2007 (NBGA)                                       5.00          2/15/2024         5,906
   10,410    Dallas Area Rapid Transit Senior Lien RB,
                Series 2001 (INS)(PRE)(d)                                5.00         12/01/2018        10,988
    8,370    Dallas ISD GO, Series 2006 (NBGA)                           4.75          8/15/2025         8,543
             Denton ISD GO,
   13,745       Series 2006 (NBGA)                                       5.03(b)       8/15/2023         6,294
   16,500       Series 2006 (NBGA)                                       5.06(b)       8/15/2024         7,154
             Eagle Mountain-Saginaw ISD GO,
    4,700       Series 2006-B (NBGA)                                     4.38          8/15/2025         4,574
    4,905       Series 2006-B (NBGA)                                     4.38          8/15/2026         4,744
             Edgewood ISD GO,
    1,450       Series 2001 (NBGA)                                       4.90          8/15/2018         1,501
    1,520       Series 2001 (NBGA)                                       4.88          8/15/2019         1,572
    1,595       Series 2001 (NBGA)                                       5.00          8/15/2020         1,657
    1,675       Series 2001 (NBGA)                                       5.00          8/15/2021         1,728
             Ennis ISD GO,
    2,245       Series 2006 (NBGA)                                       4.56(b)       8/15/2024           979
    3,715       Series 2006 (NBGA)                                       4.58(b)       8/15/2025         1,533
    3,720       Series 2006 (NBGA)                                       4.60(b)       8/15/2026         1,451
             Fort Worth Higher Education Finance Corp. RB,
      545       Series 1997A                                             5.50         10/01/2007           545
      575       Series 1997A                                             5.63         10/01/2008           575
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)(PRE)               5.00          2/15/2018         6,880
    5,855    Harris County GO, Series 2004B                              5.00         10/01/2020         6,148
    2,070    Harrison County Health Facilities Development
               Corp. RB, Series 1998 (INS)(PRE)                          5.50          1/01/2018         2,121
             Hidalgo County Health Services Corp. RB,
      350       Series 2005                                              5.00          8/15/2019           353
    1,895       Series 2005                                              4.75          8/15/2017         1,896
    3,805       Series 2007                                              5.00          8/15/2022         3,791
    1,785       Series 2007                                              5.00          8/15/2026         1,745
             Houston ISD Public Facility Corp. RB,
    3,635       Series 1998A (INS)                                       5.35(b)       9/15/2015         2,638
    2,635       Series 1998A (INS)                                       5.38(b)       9/15/2016         1,821
    3,885       Series 1998A (INS)                                       5.40(b)       9/15/2017         2,553
    4,955       Series 1998B (INS)                                       5.35(b)       9/15/2015         3,596
    6,955       Series 1998B (INS)                                       5.38(b)       9/15/2016         4,806
    3,000    Houston Public Improvement GO,
                Series 2003A-1 (INS)                                     5.00          3/01/2019         3,152
    5,000    Irving ISD GO, Series 2006 (NBGA)                           5.31(b)       2/15/2025         2,062

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $ 4,360    Jefferson County Health Facilities RB,
                Series 2001 (INS)                                        5.20%         8/15/2021    $    4,515
             Judson ISD GO,
    2,200       Series 2005B (INS)                                       5.00          2/01/2023         2,285
    1,500       Series 2005B (INS)                                       5.00          2/01/2024         1,556
             La Porte ISD GO,
    1,595       Series 2005A (INS)                                       5.00          2/15/2022         1,667
    3,535       Series 2005A (INS)                                       5.00          2/15/2024         3,680
      530    Laredo ISD Public Limited GO, Series 1998A                  5.06          2/01/2008           532
    3,830    Lewisville RB, Series 1998 (INS)                            5.38          9/01/2015         3,985
             Lower Colorado River Auth. Transmission
                Contract RB,
    4,555       Series 2006A (INS)                                       4.38          5/15/2025         4,429
    4,555       Series 2006A (INS)                                       4.38          5/15/2026         4,398
    3,100    Marlin ISD Public Facility Corp. RB, Series 1998
                (acquired 7/22/1998; cost $3,151)(f)                     5.85          2/15/2018         3,177
    3,425    Mesquite Health Facilities Development Corp.
                RB, Series 2005                                          5.50          2/15/2025         3,456
             Midlothian Development Auth. Tax Increment RB,
   10,000       Series 2004                                              6.00         11/15/2024        10,385
    2,040       Series 2007A (INS)                                       5.00         11/15/2018         2,085
    2,235       Series 2007A (INS)                                       5.00         11/15/2021         2,259
    1,695       Series 2007A (INS)                                       5.00         11/15/2026         1,689
    3,085       Series 2007B                                             5.13         11/15/2026         2,970
             Northside ISD GO,
    2,800       Series 2001 (NBGA)(PRE)                                  5.00          2/15/2017         2,928
    2,500       Series 2001 (NBGA)                                       5.00          2/15/2017         2,600
    2,865       Series 2001 (NBGA)(PRE)                                  5.00          2/15/2018         2,996
    2,555       Series 2001 (NBGA)                                       5.00          2/15/2018         2,646
             Northwest ISD GO,
    2,965       Series 2005 (NBGA)                                       5.00          8/15/2023         3,099
    3,110       Series 2005 (NBGA)                                       5.00          8/15/2024         3,245
    1,770       Series 2005 (NBGA)                                       5.00          8/15/2025         1,843
             Nueces River Auth. RB,
    1,220       Series 2005 (INS)                                        5.00          7/15/2023         1,275
    1,530       Series 2005 (INS)                                        5.00          7/15/2024         1,596
             Plano ISD GO,
   11,530       Series 2001 (NBGA)(PRE)                                  5.00          2/15/2019        12,056
    5,945       Series 2001 (NBGA)                                       5.00          2/15/2019         6,157
    2,965       Series 2006 (NBGA)                                       4.50          2/15/2023         2,978
    3,115       Series 2006 (NBGA)                                       4.50          2/15/2024         3,116
    3,275       Series 2006 (NBGA)                                       4.50          2/15/2025         3,261
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B               5.40          4/01/2018        19,235

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             Red River Education Finance Corp. RB,
  $ 2,000       Series 2006                                              4.38%         3/15/2025    $    1,924
    5,255       Series 2006                                              4.38          3/15/2026         5,030
    8,395    Rockwall ISD GO, Series 2006A (NBGA)                        5.14(b)       2/15/2022         4,126
             San Antonio Electric and Gas Systems RB,
   10,000       Series 2002 (PRE)                                        5.38          2/01/2019        10,705
   15,000       Series 2006A                                             5.00          2/01/2023        15,681
             San Leanna Education Facilities Corp. RB,
    1,965       Series 2007                                              5.13          6/01/2023         1,992
    1,000       Series 2007                                              5.13          6/01/2024         1,011
    1,545       Series 2007                                              5.13          6/01/2025         1,557
    5,200    Schertz-Cibolo-Universal City ISD GO,
                Series 2006A (NBGA)                                      4.86(b)       2/01/2023         2,471
    3,320    State Water Financial Assistance Bonds GO,
                Series 2004C                                             5.00          8/01/2016         3,544
             Tarrant County Cultural Education Facilities
                Finance Corp. RB,
    1,100       Series 2006A                                             6.00         11/15/2026         1,124
    2,750       Series 2007                                              5.25         11/15/2022         2,881
    9,410       Series 2007                                              5.50         11/15/2022         9,319
    5,400       Series 2007                                              5.13          5/15/2027         5,340
             Tarrant Regional Water District RB,
    8,000       Series 2002 (INS)                                        5.25          3/01/2017         8,556
    2,000       Series 2002 (INS)                                        5.25          3/01/2019         2,127
    2,000       Series 2002 (INS)                                        5.25          3/01/2020         2,127
    5,000       Series 2006 (INS)                                        4.38          3/01/2021         5,019
    7,000    Transportation Commission First Tier RB,
                Series 2006-A                                            4.38          4/01/2025         6,841
             Transportation Commission GO,
    5,515       Series 2006 (NBGA)                                       5.00          4/01/2020         5,850
   18,000       Series 2006-A                                            4.50          4/01/2026        17,966
    4,000       Series 2007                                              4.75          4/01/2027         4,078
             Tyler Health Facilities Development Corp.
                Hospital RB,
    2,695       Series 1993B                                             6.63         11/01/2011         2,697
    3,895       Series 2003                                              5.25          7/01/2011         4,025
    2,125       Series 2003                                              5.25          7/01/2012         2,209
    1,500       Series 2003                                              5.25          7/01/2013         1,566
    8,745       Series 2007A                                             5.25          7/01/2026         8,847
             Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                       5.38          8/15/2017         4,794
    7,000       Series 2002B (NBGA)(PRE)                                 5.25          7/01/2018         7,450

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
  $11,900       Series 2006D                                             4.25%         8/15/2026    $   11,321
   12,605       Series 2006F                                             4.25          8/15/2025        12,102
             Weatherford ISD GO,
    1,795       Series 2006 (NBGA)                                       4.73(b)       2/15/2023           847
    1,795       Series 2006 (NBGA)                                       4.77(b)       2/15/2024           803
    5,970    Williamson County GO, Series 2005 (INS)                     5.13          2/15/2022         6,359
             Wylie ISD GO,
    1,385       Series 2001 (NBGA)                                       5.00(b)       8/15/2014         1,059
    1,690       Series 2001 (NBGA)                                       5.10(b)       8/15/2015         1,232
                                                                                                    ----------
                                                                                                       513,055
                                                                                                    ----------
             UTAH (0.2%)
    4,410    Intermountain Power Agency RB,
                 Series 1987A (INS)(ETM)                                 5.00          7/01/2012         4,415
                                                                                                    ----------
             VERMONT (0.1%)
    3,000    Educational and Health Buildings Financing
                Agency RB, Series 1998 (PRE)                             5.50          7/01/2018         3,073
                                                                                                    ----------
             VIRGINIA (2.4%)
    1,750    Albemarle County IDA RB, Series 2007                        5.00          1/01/2024         1,710
             College Building Auth. Educational Facilities RB,
    2,290       Series 2006                                              5.00          6/01/2021         2,323
   11,280       Series 2006                                              5.00          6/01/2026        11,232
   11,785    Farms of New Kent Community Development
                Auth. Special Assessment Bonds,
                Series 2006A                                             5.13          3/01/2036        10,969
             Peninsula Town Center Community
                Development Auth. RB,
    3,889       Series 2007                                              5.80          9/01/2017         4,039
    6,752       Series 2007                                              6.25          9/01/2024         6,996
    5,378       Series 2007                                              6.35          9/01/2028         5,572
             Public School Auth. Financing Bonds,
   10,000       Series 1999A (PRE)                                       5.13          8/01/2019        10,384
    5,510       Series 2000B                                             5.00          8/01/2017         5,760
    5,000    Richmond Convention Center Auth. RB,
                Series 2000 (PRE)                                        6.13          6/15/2020         5,379
    1,000    Small Business Financing Auth. RB,
                Series 2007A                                             5.13          9/01/2022         1,009
             State Housing Development Auth. RB,
    1,775       Series 2002Z                                             4.35          1/01/2017         1,794
    1,810       Series 2002Z                                             4.35          7/01/2017         1,828
                                                                                                    ----------
                                                                                                        68,995
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             WASHINGTON (1.3%)
  $ 8,650    Central Puget Sound Regional Transit Auth. RB,
                Series 2005A (INS)                                       5.00%        11/01/2024    $    9,013
             Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                       5.13          8/15/2017         3,323
    2,500       Series 1998 (INS)                                        5.25          8/15/2017         2,547
    2,500       Series 1998 (INS)                                        5.30          8/15/2018         2,546
    1,800       Series 2006 (INS)                                        5.00         12/01/2023         1,818
    2,000       Series 2006 (INS)                                        5.00         12/01/2024         2,014
    2,310       Series 2006 (INS)                                        5.00         12/01/2025         2,320
             Higher Education Facilities Auth. RB,
    4,715       Series 1998 (PRE)                                        5.20         10/01/2017         4,802
    1,470       Series 1998                                              5.20         10/01/2017         1,492
    2,000    Housing Finance Commission RB,
                Series 1999 (INS)                                        5.88          7/01/2019         2,059
    5,000    King County Housing Auth. RB,
                Series 1998A (INS)                                       5.20          7/01/2018         5,025
                                                                                                    ----------
                                                                                                        36,959
                                                                                                    ----------
             WISCONSIN (0.8%)
             Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial Hospital) (INS)          5.25          8/15/2012         4,176
    5,000       Series 1998A (Wausau Hospital) (INS)                     5.13          8/15/2020         5,147
    7,000       Series 2006A (Marshfield Clinic)                         5.13          2/15/2026         6,950
    4,020    Housing and EDA RB, Series 2002G                            4.85          9/01/2017         4,128
    1,345    Kaukauna Area School District GO,
               Series 2001 (INS)                                         4.85          3/01/2017         1,394
                                                                                                    ----------
                                                                                                        21,795
                                                                                                    ----------
             Total Fixed-Rate Instruments (cost: $2,568,806)                                         2,606,962
                                                                                                    ----------
             PUT BONDS (4.4%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB, Series 2004I          4.95          7/01/2026         3,142
             Statewide Communities Development Auth. RB,
    7,500       Series 1998A(e)                                          5.25          5/15/2025         7,636
    8,270       Series 2002E (Kaiser Permanente)                         4.70         11/01/2036         8,409
                                                                                                    ----------
                                                                                                        19,187
                                                                                                    ----------
             GEORGIA (0.3%)
    8,495    De Kalb County Housing Auth. MFH RB,
                Series 2001                                              4.70         10/01/2031         8,557
                                                                                                    ----------

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             ILLINOIS (1.2%)
  $15,000    Chicago Gas Supply RB, Series 2000B                         4.75%         3/01/2030    $   15,322
             Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                     4.45          3/01/2034        10,104
    7,500       Series 2002 (Field Museum)                               4.75         11/01/2036         7,675
                                                                                                    ----------
                                                                                                        33,101
                                                                                                    ----------
             MICHIGAN (0.9%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)                   4.65         10/01/2024        15,428
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                    4.85          9/01/2030        10,944
                                                                                                    ----------
                                                                                                        26,372
                                                                                                    ----------
             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                            5.00         10/01/2032         5,091
                                                                                                    ----------
             NEW YORK (0.3%)
    8,500    Hempstead Town IDA RB, Series 2001                          5.00         12/01/2010         8,616
                                                                                                    ----------
             TENNESSEE (0.1%)
    2,095    Knox County Health, Educational, and Housing
                Facilities MFH RB, Series 2001 (NBGA)                    4.90          6/01/2031         2,177
                                                                                                    ----------
             TEXAS (0.4%)
    3,510    Beaumont MFH Finance Corp. RB,
                Series 2001 (NBGA)                                       4.70         12/15/2031         3,564
    5,250    Gateway Public Facility Corp. RB,
                Series 2004 (NBGA)                                       4.55          7/01/2034         5,416
    3,655    Montgomery County Housing Finance Corp.
                MFH RB, Series 2001 (NBGA)                               4.85          6/01/2031         3,719
                                                                                                    ----------
                                                                                                        12,699
                                                                                                    ----------
             WISCONSIN (0.3%)
    9,000    Madison IDRB, Series 2002B                                  4.88         10/01/2027         9,313
                                                                                                    ----------
             Total Put Bonds (cost: $122,471)                                                          125,113
                                                                                                    ----------

             PERIODIC AUCTION RESET BONDS (0.7%)

             CALIFORNIA (0.5%)
   15,600    Statewide Communities Development Auth.
                COP, SAVRS, Series 1998 (INS)                            7.80         12/01/2028        15,600
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL        MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
             OKLAHOMA (0.2%)
  $ 5,900    Tulsa County Industrial Auth. MFH RB,
                SAVRS, Series 2002B                                      6.74%         1/01/2039    $    5,900
                                                                                                    ----------
             Total Periodic Auction Reset Bonds (cost: $21,500)                                         21,500
                                                                                                    ----------
             VARIABLE-RATE DEMAND NOTES (2.2%)

             ALABAMA (0.5%)
   14,050    McIntosh IDRB, Series 1998D                                 4.25          7/01/2028        14,050
                                                                                                    ----------
             ARIZONA (0.3%)
    9,035    Maricopa County IDA Health Facilities RB,
                PUTTER, Series 1911 (LIQ)(e)                             4.01          1/01/2013         9,035
                                                                                                    ----------
             CALIFORNIA (0.3%)
    9,197    Educational Facilities Auth. RB, Series 2007A,
                Floater Certificates, Series 1815 (LIQ)(e)               3.89         10/01/2037         9,197
                                                                                                    ----------
             NORTH CAROLINA (0.4%)
   11,810    Medical Care Commission Health Care
                Facilities First Mortgage RB,
                Series 2001 (LIQ)(INS)                                   6.00          4/01/2031        11,810
                                                                                                    ----------
             SOUTH CAROLINA (0.1%)
      800    Oconee County PCRB, Series 1999A                            4.19          2/01/2017           800
                                                                                                    ----------
             WYOMING (0.6%)
   14,000    Converse County PCRB, Series 1992                           4.24         12/01/2020        14,000
    2,805    Sweetwater County PCRB, Series 1992B                        4.24         12/01/2020         2,805
                                                                                                    ----------
                                                                                                        16,805
                                                                                                    ----------
             Total Variable-Rate Demand Notes (cost: $61,697)                                           61,697
                                                                                                    ----------

             TOTAL INVESTMENTS (COST: $2,774,474)                                                   $2,815,272
                                                                                                    ==========

42

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) At September 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $12,626,000.

         (d) At September 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2007, was $3,177,000, which represented 0.1% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,774,474)       $2,815,272
   Cash                                                                                     46
   Receivables:
      Capital shares sold                                                                1,813
      Interest                                                                          35,669
      Securities sold                                                                   31,576
                                                                                    ----------
         Total assets                                                                2,884,376
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              46,428
      Capital shares redeemed                                                            1,246
      Dividends on capital shares                                                        2,011
   Accrued management fees                                                                 738
   Accrued transfer agent's fees                                                             7
   Other accrued expenses and payables                                                     135
                                                                                    ----------
         Total liabilities                                                              50,565
                                                                                    ----------
             Net assets applicable to capital shares outstanding                    $2,833,811
                                                                                    ----------
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $2,787,587
   Accumulated net realized gain on investments                                          5,426
   Net unrealized appreciation of investments                                           40,798
                                                                                    ----------
             Net assets applicable to capital shares outstanding                    $2,833,811
                                                                                    ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                         218,285
                                                                                    ==========
   Net asset value, redemption price, and offering price per share                  $    12.98
                                                                                    ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                      $ 67,257
                                                                        --------
EXPENSES
   Management fees                                                         4,579
   Administration and servicing fees                                       2,108
   Transfer agent's fees                                                     524
   Custody and accounting fees                                               204
   Postage                                                                    79
   Shareholder reporting fees                                                 24
   Trustees' fees                                                              4
   Registration fees                                                          40
   Professional fees                                                          54
   Other                                                                      25
                                                                        --------
      Total expenses                                                       7,641
   Expenses paid indirectly                                                 (232)
                                                                        --------
      Net expenses                                                         7,409
                                                                        --------
NET INVESTMENT INCOME                                                     59,848
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                         244
   Change in net unrealized appreciation/depreciation                    (40,606)
                                                                        --------
      Net realized and unrealized loss                                   (40,362)
                                                                        --------
   Increase in net assets resulting from operations                     $ 19,486
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                                      9/30/2007      3/31/2007
                                                                     -------------------------
FROM OPERATIONS
   Net investment income                                             $   59,848     $  116,410
   Net realized gain on investments                                         244          6,609
   Change in net unrealized appreciation/depreciation
      of investments                                                    (40,606)        15,513
                                                                     -------------------------
      Increase in net assets resulting from operations                   19,486        138,532
                                                                     -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (59,848)      (116,410)
   Net realized gains                                                         -           (899)
                                                                     -------------------------
      Distributions to shareholders                                     (59,848)      (117,309)
                                                                     -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            180,347        322,083
   Reinvested dividends                                                  46,551         88,746
   Cost of shares redeemed                                             (182,915)      (384,473)
                                                                     -------------------------
      Increase in net assets from capital
         share transactions                                              43,983         26,356
                                                                     -------------------------
   Net increase in net assets                                             3,621         47,579

NET ASSETS
   Beginning of period                                                2,830,190      2,782,611
                                                                     -------------------------
   End of period                                                     $2,833,811     $2,830,190
                                                                     =========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           13,885         24,508
   Shares issued for dividends reinvested                                 3,585          6,753
   Shares redeemed                                                      (14,101)       (29,293)
                                                                     -------------------------
      Increase in shares outstanding                                      3,369          1,968
                                                                     =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

48

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $44,381,000, all of which were when-issued securities. Certain of these when-issued securities were sold as of September 30, 2007, resulting in outstanding when-issued sales commitments of $31,708,000.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $232,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

50

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of $3,000, which represents 7.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2007, were $321,546,000 and $293,150,000, respectively.

         As of September 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2007, were $59,303,000 and $18,505,000, respectively, resulting in net unrealized appreciation of $40,798,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

52

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $4,579,000, which included a performance adjustment of $643,000 that increased the effective base management fee of 0.28% by 0.05%.

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,108,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $22,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $524,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

54

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

              FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

56

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                    ---------------------------------------------------------------------------------------
                                          2007            2007             2006           2005           2004          2003
                                    ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $    13.17      $    13.07       $    13.16     $    13.42     $    13.34    $    12.93
                                    ---------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                   .28             .55              .55            .57            .61           .64
   Net realized and unrealized
      gain (loss)                         (.19)            .10             (.07)          (.24)           .08           .41
                                    ---------------------------------------------------------------------------------------
Total from investment operations           .09             .65              .48            .33            .69          1.05
                                    ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.28)           (.55)            (.55)          (.57)          (.61)         (.64)
   From realized capital gains               -            (.00)(c)         (.02)          (.02)             -             -
                                    ---------------------------------------------------------------------------------------
   Total distributions                    (.28)           (.55)            (.57)          (.59)          (.61)         (.64)
                                    ---------------------------------------------------------------------------------------
Net asset value at end of period    $    12.98      $    13.17       $    13.07     $    13.16     $    13.42    $    13.34
                                    =======================================================================================
Total return (%)*                          .67            5.10(d)          3.69           2.51           5.32          8.29
Net assets at end of period (000)   $2,833,811      $2,830,190       $2,782,611     $2,696,781     $2,642,692    $2,627,291
Ratio of expenses to
   average net assets (%)**(b)             .54(a)          .56(d)           .55            .55            .51           .49
Ratio of net investment
   income to average
   net assets (%)**                       4.26(a)         4.19             4.15           4.28           4.58          4.86
Portfolio turnover (%)                      11              23               22             21             23            15

  * Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.
 ** For the six-month  period ended September 30, 2007, average net assets were
    $2,811,101,000.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)(+)       (.00%)(+)        (.00%)(+)      (.00%)(+)      (.00%)(+)     (.00%)(+)
    (+) Represents  less than 0.01% of average net assets.
(c) Represents  less than $0.01 per share.
(d) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING                ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2007 -
                                  APRIL 1, 2007        SEPTEMBER 30, 2007       SEPTEMBER 30, 2007
                                 -----------------------------------------------------------------
Actual                              $1,000.00              $1,006.70                  $2.66
Hypothetical
  (5% return before expenses)        1,000.00               1,022.35                   2.68

         *Expenses are equal to the Fund's annualized expense ratio of 0.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.67% for the six-month period of April 1, 2007, through September 30, 2007.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that

60

 A D V I S O R Y
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                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-, three-, and five-year periods ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is lower than or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39594-1107                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.